Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 846.6	$ 825.7	$ 821.3
Weighted average ordinary shares outstanding	140.5	150.6	156.6
Employee stock options, RSUs and PSUs	1.5	1.5	2.8
Diluted weighted average ordinary shares outstanding	142.0	152.1	159.4
Basic earnings per ordinary share	$ 6.03	$ 5.48	$ 5.24
Diluted earnings per ordinary share	$ 5.96	$ 5.43	$ 5.15